Annual Total Returns- Victory Integrity Mid-Cap Value Fund (MCI) [BarChart] - MCI - Victory Integrity Mid-Cap Value Fund - Class Y	2012	2013	2014	2015	2016	2017	2018	2019
Total	16.78%	36.86%	10.96%	(6.03%)	20.35%	16.33%	(14.96%)	27.69%